Stockholders' Equity - Schedule of outstanding stock options (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.82	$ 0.78	$ 0.27	$ 0.31
Number of options	5,075,578	4,277,032	2,793,380	1,181,709
Number of vested options	402,503	402,503
Weighted Avg Remaining Life (years)	4 years 4 months 2 days	4 years 3 months 18 days
March 28, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2.13	$ 2.13
Number of options	5,103	5,103
Number of vested options	5,103	5,103
Weighted Avg Remaining Life (years)	1 year 9 months 29 days	2 years 29 days
September 23, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.19	$ 0.19
Number of options	28,155	56,309
Number of vested options	0	0
Weighted Avg Remaining Life (years)	2 years 3 months 25 days	2 years 6 months 25 days
May 29, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.27	$ 0.27
Number of options	73,700	73,700
Number of vested options	73,700	73,700
Weighted Avg Remaining Life (years)	2 years 11 months 26 days	3 years 3 months
August 18, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.19	$ 0.19
Number of options	73,700	73,700
Number of vested options	73,700	73,700
Weighted Avg Remaining Life (years)	8 years 2 months 19 days	8 years 5 months 19 days
June 8, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.99	$ 0.99
Number of options	434,830	434,830
Number of vested options	0	0
Weighted Avg Remaining Life (years)	4 years 3 days	4 years 3 months 3 days
June 8, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.86	$ 0.86
Number of options	1,647,990	1,647,990
Number of vested options	0	0
Weighted Avg Remaining Life (years)	4 years 3 days	4 years 3 months 3 days
June 8, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.86	$ 0.86
Number of options	250,000	250,000
Number of vested options	250,000	250,000
Weighted Avg Remaining Life (years)	4 years 3 days	4 years 3 months 3 days
July 7, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.39	$ 1.39
Number of options	400,000	400,000
Number of vested options	0	0
Weighted Avg Remaining Life (years)	4 years 2 months 19 days	4 years 9 months 7 days
December 6, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65
Number of options	1,185,400	1,185,400
Number of vested options	0	0
Weighted Avg Remaining Life (years)	4 years 6 months 7 days	4 years 9 months 7 days
January 19, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65
Number of options	150,000	150,000
Number of vested options	0	0
Weighted Avg Remaining Life (years)	4 years 7 months 20 days	4 years 10 months 20 days
March 9, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.54
Number of options	240,000
Number of vested options	0
Weighted Avg Remaining Life (years)	4 years 9 months 10 days
April 13, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.78
Number of options	236,700
Number of vested options	0
Weighted Avg Remaining Life (years)	4 years 10 months 13 days
April 26, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.9
Number of options	350,000
Number of vested options	0
Weighted Avg Remaining Life (years)	4 years 10 months 28 days